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Weiss Alternative Balanced Risk Fund
Weiss Alternative Balanced Risk Fund
Investment Objective
The Weiss Alternative Balanced Risk Fund (the “Fund”) seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares (once available) if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund. More information about these and other discounts is available in the section entitled “Choosing a Share Class: Class A Shares,” on page 25 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Weiss Alternative Balanced Risk Fund	Class A		Investor Class	Class I	Class K
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	none	none	none
[1]	A 1.00% contingent deferred sales charge is imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Weiss Alternative Balanced Risk Fund		Class A	Investor Class	Class I	Class K
Management Fees (as a percentage of Assets)		1.50%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	0.25%	none	none
Component1 Other Expenses		0.10%	0.10%	0.10%	none
Component2 Other Expenses	[1]	1.66%	1.66%	1.66%	1.66%
Component3 Other Expenses	[1]	0.79%	0.79%	0.79%	0.79%
Other Expenses (as a percentage of Assets):	[2]	2.45%	2.45%	2.45%	2.45%
Acquired Fund Fees and Expenses	[2]	0.15%	0.15%	0.15%	0.15%
Expenses (as a percentage of Assets)		4.45%	4.45%	4.20%	4.10%
Fee Waiver or Reimbursement	[3]	(0.79%)	(0.79%)	(0.79%)	(0.79%)
Net Expenses (as a percentage of Assets)		3.66%	3.66%	3.41%	3.31%
[1]	“Other Expenses” for Class A and Class I are estimated based on the other expenses for other available share classes.
[2]	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
[3]	Weiss Multi-Strategy Advisers LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred sales loads, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit Total Annual Fund Operating Expenses for each share class to 1.50% of average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2021, and may be terminated upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Weiss Alternative Balanced Risk Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	998	1,755	2,622	4,830
Investor Class	368	1,275	2,192	4,529
Class I	344	1,204	2,078	4,325
Class K	334	1,175	2,032	4,242

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Weiss Alternative Balanced Risk Fund | Class A | USD ($)	898	1,755	2,622	4,830

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 585% of the average value of its portfolio.

Principal Investment Strategies
The Fund employs a balanced risk allocation strategy by investing in (1) a “long-only” portfolio of equity securities (the “equity component”), (2) a “long-only” portfolio of debt securities (the “bond component”), and (3) a diversified, multi-strategy “long/short” portfolio that will include equity securities, debt securities, and/or derivatives (the “long/short component”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the equity and bond components. The Fund’s equity and bond components consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s equity component will, under normal circumstances, consist of domestically traded large- and mid-cap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the bond and long/short components, will, under normal market conditions, have a weighted average maturity that exceeds 9 years and will consist primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds).
The Fund’s long/short component consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s long/short component may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other dominant characteristic. The strategies employed and the allocation among them will vary over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the long/short component in an effort to enhance absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the long/short component.
The Adviser seeks to allocate assets to each of the three components based on the Adviser’s assessment of each component’s expected contribution to the Fund’s overall portfolio risk. The Adviser utilizes the historical price return and volatility (among other proprietary measures) of each component in order to estimate a component’s risk contribution. Although there is no requirement to invest a specific percentage of the Fund’s assets in a particular component, it is generally expected that a larger percentage of the Fund’s assets will be allocated to low risk asset classes (i.e., those that comprise the bond component) than to higher risk asset classes (i.e., those that comprise the equity component). Given that the Adviser seeks to allocate assets to each individual component according to its risk contribution (as measured by its historical price return and volatility), the Fund’s allocation of assets to each of the equity component, the bond component, and the long/short component can fluctuate widely.
The equity securities that comprise the Fund’s equity component may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s long/short component may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s bond and long/short components may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the long/short component may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.

Principal Risks
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.
Allocation risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. Although the Fund will pursue its objective by allocating investment risks (measured by price return and volatility expectations) across asset classes that may react differently to various environments, there is no guarantee that it will be successful. The Fund may be unsuccessful in allocating risk effectively. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Debt securities risks. The Fund’s investment in debt securities may subject it to the following risks:
Credit risk. The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the economic, social or political conditions that affect a particular issuer or counterparty, or type of security or other instrument can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability or willingness to pay interest and principal when due.
Extension risk. The risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
Interest rate risk. The risk that debt instruments will change in value (either positively or negatively) because of changes in interest rates.
Prepayment risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
Depositary receipts risk. Depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges that are issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.
Derivatives risk. The use of derivatives involves a variety of risks in addition to and greater than those associated with investing directly in securities. Derivatives instruments in which the Fund invests may not perform as anticipated by the Adviser, may not be closed out at a favorable time or price, or could increase the Fund’s volatility. Investment in derivatives may create investment leverage. When a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that correlates precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Derivative instruments may also be subject to the additional risks described below.
Counterparty risk. The risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund. Other than to maintain its status as a regulated investment company for U.S. federal income tax purposes (described in the Statement of Additional Information under “Certain U.S. Federal Income Tax Information”), the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
Futures and forwards risk. In addition to the general risks described above, the Fund’s use of futures and forwards contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. In addition, while futures and forwards contracts are generally classified as liquid, under certain market conditions they may be classified as illiquid. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
Swap risk. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive government regulation. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.
Interest rate swap risk. Risks associated with interest rate swaps include changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be classified as illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Fund may be less favorable than it would have been if the Fund had not used the swap agreement.
Options risk. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include the potential lack of a liquid secondary market at any particular time and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.
Equity securities risk. The risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
Focused investment risk. A fund that invests a substantial portion of its assets in a particular market, country, region, group of countries, asset class or sector generally is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a fund that has focused investments is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, region or sector.
Foreign investing risk. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign investing risk includes the risk that the Fund’s investments will be affected by political, regulatory, social and economic risks not present in domestic investments. If the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate or restrict foreign exchange transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Emerging market country risk. The risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems than in many more developed countries.
Foreign currency risk. The risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
High yield debt securities (“junk” bond) risk. Below investment-grade debt securities (also referred to as high yield debt securities or “junk” bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of high yield debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
Inflation-indexed bond risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Large shareholder risk. The risk that certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
Leveraging risk. The risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.
Market capitalization risk. The Fund may invest in securities of any market capitalization.
Large capitalization risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Medium and small capitalization risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.
Market risk. The risk that the market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Securities markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so and, potentially, at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for debt securities due to the recent historically low interest rate environment.
Other investment company and ETF risk. The risk that an investment company, including any ETFs, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. In addition, ETFs may trade at a premium or discount to the underlying securities’ NAV, which could impact the value of a shareholder’s investment.
Portfolio management risk. The risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.
Portfolio turnover risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.
Short position risk. The Fund may borrow an instrument from a broker or other institution and sell it to establish a short position in the instrument. The Fund may also enter into a derivative transaction in order to establish a short position with respect to a reference asset. The Fund may make a profit or incur a loss depending upon whether the market price of the instrument decreases or increases between the date the Fund established the short position and the date on which the Fund must replace the borrowed instrument or otherwise close out the transaction. An increase in the value of an instrument with respect to which the Fund has established a short position will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The loss to the Fund from a short position is potentially unlimited.
Sovereign debt obligations risk. Investments in countries’ government debt obligations involve special risks. Certain countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of a country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.
U.S. Government securities risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index. The returns in the bar chart and best/worst quarter are for Class K shares, which do not have sales charges. The performance of Investor Class, Class A (when available), and Class I (when available) shares would be lower due to differing expense structures and sales charges. The returns in the table below reflect the Expense Cap. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available at no cost to shareholders by visiting www.weissfunds.com or by calling 1-866-530-2690. Net asset value (“NAV”) per share information may be obtained by visiting www.weissfunds.com.

Calendar Year Returns as of December 31 - Class K Shares

Highest Quarterly Return:	Q1 2019	5.71%

Lowest Quarterly Return:	Q4 2016	-3.02%

Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - Weiss Alternative Balanced Risk Fund	Label		1 Year	Since Inception	Inception Date
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	8.72%	3.44%	Dec. 01, 2015	[1]
Investor Class	Investor Class Shares Return Before Taxes	[2]	14.06%	5.72%	Feb. 28, 2017	[2]
Class K	Class K Return Before Taxes		14.56%	6.05%	Dec. 01, 2015
Class K | After Taxes on Distributions	Class K Return After Taxes on Distributions		10.37%	4.00%
Class K | After Taxes on Distributions and Sales	Class K Return After Taxes on Distributions and Sale of Fund Shares		9.26%	3.86%
[1]	The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed. The securities that compromised the Bloomberg Barclays U.S. Aggregate Bond Index may differ substantially from the securities in the Fund’s portfolio. It is not possible to invest directly in an index.
[2]	The inception date for Investor Class Shares is February 28, 2017. Performance shown prior to the inception of the Investor Class Shares reflects the performance of the Class K Shares, adjusted to reflect expenses of the Investor Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The above after-tax returns are shown only for Class K shares and after-tax returns for Investor Class shares will vary.

Weiss Alternative Balanced Risk Fund | Class A
A 1.00% contingent deferred sales charge is imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.